Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Disclosure [Line Items]
Effective combined U.S. federal and state income tax rate	28.30%			24.30%
Income tax expense	$ (22,897)	$ 299,700	$ 0	$ 356,862	$ 0	$ 0
Deferred tax liabilities related to reorganization				304,500
Accounts payable and accrued liabilities - Affiliates				8,577	$ 183,820
Net operating loss carryforwards				165,000
Riviera | TMA
Income Taxes Disclosure [Line Items]
Accounts payable and accrued liabilities - Affiliates				$ 7,600
Amount paid	$ 7,600